Operating Profit	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Operating Profit	Operating Profit

	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Operating profit is stated after charging/(crediting):
Depreciation of owned property, plant and equipment	6,634	5,086	4,795
Depreciation of assets held under finance leases	—	—	21
Depreciation of right-of-use assets	10,958	10,449	9,072
Impairment of right-of-use assets	214	1,697	—
Amortisation of intangible assets	11,163	7,215	4,363
Net gain on disposal of property, plant and equipment	(73)	(36)	(11)
Net gain on disposal of right-of-use asset	(187)	(56)	(23)
Net gain on disposal of subsidiary	—	—	(2,215)
Loss / (Gain) on derecognition of right-of-use assets sub-leased	132	—	(472)
Research and development expenditure credit	(2,211)	(2,642)	(1,600)
Government grants	(642)	(503)	(670)
Share-based compensation expense	35,005	24,427	15,663
Discretionary EBT bonus	—	—	27,874
Expected credit loss allowance on trade receivables	765	(30)	3,169
Expected credit loss allowance on accrued income	(26)	34	—
Operating lease costs:
Land and buildings	855	788	1,053
(1) Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
Operating lease costs for the year ended 30 June 2022 include short-term lease rent (not in scope for IFRS 16), property taxes and other property related costs.
Disposal of Endava Technology SRL (the “Captive”)
Pursuant to an agreement entered into with Worldpay in November 2016, Endava granted Worldpay an option to acquire a captive Romanian subsidiary that Endava created and staffed for Worldpay. On June 1, 2019, Endava entered into an agreement to sell the Captive to Worldpay and to terminate the option and transfer agreement then existing between the parties. On August 31, 2019 the transaction was completed and the employees of the Captive became employees of Worldpay. Endava has agreed to provide Worldpay certain transition services under a Transition Services Agreement between Endava and Worldpay, which remains in place following the closing of the sale of the Captive. The aggregate selling price of the Captive was £3.6 million and the Group recognised a gain on disposal of subsidiary of £2.2 million in fiscal year 2020.
Auditor’s remuneration:
The Group recognised the following fees from its auditors in respect of the audit of the financial statements and for other services provided to the Group:

	2022 £’000	2021 £’000	2020 £’000
Audit of the financial statements	£925	£813	£840
Subsidiary local statutory audits	87	87	103
SOX attestation fees	1,485	1,470	832
Total audit fees	2,497	2,370	1,775
Total auditor’s remuneration	£2,497	£2,370	£1,775